Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,793	$ 2,326
Provision for credit losses
Originations	755	737
Maturities	(961)	(817)
Changes in risk, parameters and exposures	2,165	1,377
Write-offs	(1,237)	(763)
Recoveries	74	63
Exchange rate and other	(270)	(130)
Balance at end of period	3,319	2,793
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	787	774
Provision for credit losses
Transfers to Stage 1	277	284
Transfers to Stage 2	(124)	(152)
Transfers to Stage 3	(15)	(9)
Originations	755	737
Maturities	(543)	(438)
Changes in risk, parameters and exposures	(243)	(407)
Exchange rate and other	2	(2)
Balance at end of period	896	787
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,038	785
Provision for credit losses
Transfers to Stage 1	(275)	(282)
Transfers to Stage 2	133	159
Transfers to Stage 3	(273)	(77)
Maturities	(418)	(379)
Changes in risk, parameters and exposures	912	827
Exchange rate and other	6	5
Balance at end of period	1,123	1,038
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	968	767
Provision for credit losses
Transfers to Stage 1	(2)	(2)
Transfers to Stage 2	(9)	(7)
Transfers to Stage 3	288	86
Changes in risk, parameters and exposures	1,496	957
Write-offs	(1,237)	(763)
Recoveries	74	63
Exchange rate and other	(278)	(133)
Balance at end of period	$ 1,300	$ 968